Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [Abstract]
Disclosure of business combinations
Details of the business combination that occurred for the year ended December 31, 2019 are as follows:

Company	Key operation activities	Date of merger	Transfer price
	In millions of won
Eumseong Natural Gas Power Co., Ltd.	Power generation	2019.12.23	225,758

Details of the transfer price at fair value given by the acquirer of the business combination
Details of the transfer price at fair value given by the acquirer of the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Cash and cash equivalents(*)	￦	166,700
Fair value of the shares owned before the acquisition		59,058

	￦	225,758

(*)	The outstanding payment of ￦10,000 million as of December 31, 2019, has been received during the current year.

The fair values of assets and liabilities acquired through the business combination at the acquisition date
The fair values of assets and liabilities acquired through the business combination at the acquisition date for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of the identifiable assets	￦
Current assets
Cash and cash equivalents		2,389
Trade and other receivables		55
Non-current assets
Property, plant and equipment		54
Intangible assets		172,434
Other assets		60
Fair value of the identifiable liabilities
Current liabilities
Borrowings		(2,900)
Non-current liabilities
Deferred tax liabilities		(41,729)

	￦	130,363

Details of goodwill resulting from the business combination
Details of goodwill resulting from the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of transfer price	￦	225,758
Less : Fair value of the identifiable net assets		(130,363)

	￦	95,395

Net cash outflows from the business combination
Net cash outflows from the business combination for the years ended December 31, 2019 and 2020 are as follows:

Type		2019	2020
		In millions of won
Cash paid for the acquisition	￦	156,700	10,000
Less: Cash and cash equivalents received		(2,389)	—

	￦	154,311	10,000